VIA EDGAR

Morgan, Lewis & Bockius LLP
600 Anton Blvd., Suite 1800
Costa Mesa, California 92626

April 1, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to the Gavekal KL Allocation Fund)
 (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a preliminary proxy statement on Schedule 14A and a notice of special meeting of shareholders of the Gavekal KL Allocation Fund series of the Trust (the “Fund”).  The shareholder meeting is being called for the purpose of approving a new investment advisory agreement between Investment Managers Series Trust, on behalf of the Fund, and Gavekal Capital, LLC.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures